Cover	Sep. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2020
Entity File Number	001-34960
Entity Registrant Name	GENERAL MOTORS COMPANY
Entity Central Index Key	0001467858
Entity Tax Identification Number	27-0756180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Renaissance Center
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48265-3000
City Area Code	(313)
Local Phone Number	667-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false